Related Party Notes Payable (Details) - Schedule of notes payable - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Outstanding principal	$ 79,709
Foreign exchange (gain) loss on principal	$ (894)	$ 831	$ 845	$ (4,108)
Proceeds		$ 76,140	172,031	40,595
Related Party Notes Payable Ten [Member]
Related Party Transaction [Line Items]
Outstanding principal
Accrued interest
Interest expense			41
Principal settled with equity			1,410
Interest settled with equity			44
Interest payments in cash			63
Proceeds
Related Party Notes Payable One [Member]
Related Party Transaction [Line Items]
Outstanding principal			9,411	9,196
Accrued interest			11,231	7,646
Interest expense			3,369	2,641
Foreign exchange (gain) loss on principal			810	595
Foreign exchange (gain) loss on accrued interest			679	463
Related Party Notes Payable Two [Member]
Related Party Transaction [Line Items]
Outstanding principal				737
Interest expense			16	34
Foreign exchange (gain) loss on principal			30	48
Reclassification to notes payable			730
Related Party Notes Payable Three [Member]
Related Party Transaction [Line Items]
Outstanding principal			4,244	5,045
Interest expense			141	310
Foreign exchange (gain) loss on principal			99	326
Principal payments in cash			900
Related Party Notes Payable Four [Member]
Related Party Transaction [Line Items]
Outstanding principal				240,543
Accrued interest				64,827
Interest expense			8,801	10,134
Principal settled with equity			240,543
Interest settled with equity			73,448
Related Party Notes Payable Five [Member]
Related Party Transaction [Line Items]
Outstanding principal				10,000
Accrued interest				2,839
Interest expense			869	1,611
Principal payments in cash			10,000
Interest payments in cash			3,708
Related Party Notes Payable Six [Member]
Related Party Transaction [Line Items]
Outstanding principal				18,112
Accrued interest				2,635
Interest expense			1,064	1,840
Principal and conversion premium settled with equity			3,622
Interest settled with equity			3,638
Principal payments in cash			18,112
Interest payments in cash			62	62
Related Party Notes Payable Seven [Member]
Related Party Transaction [Line Items]
Outstanding principal				8,581
Accrued interest				1,418
Interest expense			496	861
Principal conversion premium settled with equity			1,716
Interest payments settled with equity			1,914
Principal payments in cash			8,581
Related Party Notes Payable Eight [Member]
Related Party Transaction [Line Items]
Outstanding principal				900
Accrued interest				143
Interest expense			50	90
Principal conversion premium settled with equity			180
Interest payments settled with equity			193
Principal payments in cash			900
Related Party Notes Payable Nine [Member]
Related Party Transaction [Line Items]
Outstanding principal				766
Accrued interest
Interest expense			55	72
Principal settled with equity			774
Foreign exchange (gain) loss on principal			46	49
Related Party Notes Payable Ten [Member]
Related Party Transaction [Line Items]
Outstanding principal				1,410
Accrued interest				69
Interest expense				111
Principal settled with equity
Interest settled with equity
Interest payments in cash				42
Proceeds				1,410
Related Party Notes Payable Eleven [Member]
Related Party Transaction [Line Items]
Outstanding principal				424
Principal payments in cash			624
Proceeds			200	424
Related Party Notes Payable Twelve [Member]
Related Party Transaction [Line Items]
Outstanding principal				4,160
Accrued interest				313
Interest expense			211	293
Principal settled with equity			4,160
Interest settled with equity			474
Related Party Notes Payable Thirteen [Member]
Related Party Transaction [Line Items]
Outstanding principal				6,452
Accrued interest				435
Interest expense			321	435
Principal settled with equity			6,452
Interest settled with equity			721
Principal payments in cash				1,969
Proceeds				8,422
Related Party Notes Payable Fourteen [Member]
Related Party Transaction [Line Items]
Outstanding principal				4,400
Accrued interest				314
Interest expense			37	84
Principal settled with equity			4,400
Interest settled with equity			351
Related Party Notes Payable Fifteen [Member]
Related Party Transaction [Line Items]
Outstanding principal				2,240
Accrued interest				202
Interest expense			111	185
Principal settled with equity			2,240
Interest settled with equity			313
Related Party Notes Payable Sixteen [Member]
Related Party Transaction [Line Items]
Outstanding principal				300
Accrued interest				23
Interest expense			13	23
Principal settled with equity			300
Interest settled with equity			36
Proceeds				300
Related Party Notes Payable Seventeen [Member]
Related Party Transaction [Line Items]
Outstanding principal				1,500
Accrued interest				95
Interest expense			24	43
Principal settled with equity			1,500
Interest settled with equity			119
Related Party Notes Payable Eighteen [Member]
Related Party Transaction [Line Items]
Outstanding principal				380
Accrued interest				99
Interest expense			21	45
Principal settled with equity			380
Interest settled with equity			118
Principal payments in cash				120
Related Party Notes Payable Nineteen [Member]
Related Party Transaction [Line Items]
Accrued interest				4
Interest settled with equity			4
Related Party Notes Payable Twenty [Member]
Related Party Transaction [Line Items]
Outstanding principal				180
Accrued interest				10
Interest expense			8	6
Principal settled with equity			180
Interest settled with equity			17
Related Party Notes Payable Twenty One [Member]
Related Party Transaction [Line Items]
Outstanding principal				1,200
Accrued interest				192
Interest expense			55	171
Principal settled with equity			1,200
Interest settled with equity			239
Principal payments in cash				1,500
Interest payments in cash				5
Related Party Notes Payable Twenty Two [Member]
Related Party Transaction [Line Items]
Outstanding principal				11,635
Accrued interest				1,177
Interest expense			515	933
Principal settled with equity			11,635
Interest settled with equity			$ 1,692